Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Inventories

12 Inventories

(a) Inventories comprise:

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Production supplies	76,961	73,047
Work in progress (Note (i))	127,744	216,882
	204,705	289,929

Note:

(i)	Work in progress represents vehicles in the process of deployment.

(b)The analysis of the amount of inventories recognized as cost of revenue and included in profit or loss is as follows:

	For the six months ended June 30,
	2024	2025
	RMB’000	RMB’000
Carrying amounts of inventories sold	12,899	34,070
Write down of inventories	4,258	1,391
	17,157	35,461

16 Inventories

(a) Inventories comprise:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Production supplies	58,151	76,961
Work in progress (Note (i))	160,069	127,744
	218,220	204,705

Note:

(i)Work in progress represents vehicles in the process of deployment.

(b) The analysis of the amount of inventories recognized as cost of revenue and included in profit or loss is as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Carrying amounts of inventories sold	192,523	27,739	46,055
Write down of inventories	—	6,399	25,661
	192,523	34,138	71,716